Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule Of Reverse Recapitalization
The number of shares of common stock issued immediately following the Business Combination was as follows:

	Number of Shares
	Class A	Class B	Class C
Pre-Business Combination Better Stockholders	40,601,825	574,407,420	6,877,283
Legacy Aurora Public Shareholders	212,598	—	—
Legacy Aurora Non-public Shareholders (Sponsor and affiliates of Aurora)(1)	8,091,923	—	—
Pre-Closing Bridge Note Investors	40,000,000	—	65,000,000
Sponsor Share Purchase Investors	1,700,000	—	—
Total(1)	90,606,346	574,407,420	71,877,283
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(1)Excludes 694,389 Sponsor Locked-Up Shares.